Investment Portfolio - March 31, 2021

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

MUNICIPAL BONDS - 96.2%
ALABAMA - 0.9%
Cullman Utilities Board Water Division, Revenue Bond, AGM, 4.000%, 9/1/2025	1,000,000	$1,142,140
ALASKA - 2.1%
Alaska Municipal Bond Bank Authority
Electric Light & Power Impt., Revenue Bond, 5.000%, 12/1/2025	750,000	890,235
Electric Light & Power Impt., Revenue Bond, 5.000%, 12/1/2030	875,000	1,132,863
Series 2, Revenue Bond, 5.000%, 9/1/2022	500,000	520,765
		2,543,863
ARIZONA - 3.1%
Mesa
Multiple Utility Impt., Revenue Bond, 5.000%, 7/1/2023	1,050,000	1,160,891
Multiple Utility Impt., Revenue Bond, 5.000%, 7/1/2024	1,200,000	1,377,576
Scottsdale, Water & Sewer, Revenue Bond, 5.250%, 7/1/2022	1,130,000	1,201,732
		3,740,199
COLORADO - 3.3%
Aurora Water, Green Bond, Revenue Bond, 4.000%, 8/1/2046	2,000,000	2,216,260
E-470 Public Highway Authority, Senior Lien, Series A, Revenue Bond, 5.000%, 9/1/2026	1,000,000	1,220,340
Garfield Pitkin & Eagle Counties School District No. 1 Roaring Fork, Prerefunded Balance, G.O. Bond, 5.000%, 12/15/2024	500,000	517,035
		3,953,635
DISTRICT OF COLUMBIA - 8.2%
District of Columbia
Public Impt., Series A, G.O. Bond, 5.000%, 6/1/2022	1,385,000	1,463,017
Public Impt., Series A, G.O. Bond, 4.000%, 10/15/2044	2,750,000	3,196,105
Public Impt., Series D, G.O. Bond, 5.000%, 6/1/2022	1,250,000	1,320,413
Series A, Revenue Bond, 5.000%, 12/1/2021	515,000	531,598
District of Columbia Water & Sewer Authority
Series C, Revenue Bond, 5.000%, 10/1/2022	1,000,000	1,072,250
Sewer Impt., Series A, Revenue Bond, 4.000%, 10/1/2049	2,000,000	2,322,500
		9,905,883
FLORIDA - 7.6%
Central Florida Expressway Authority
Senior Lien, Revenue Bond, 5.000%, 7/1/2024	500,000	571,725
	PRINCIPAL AMOUNT1/ SHARES	VALUE

MUNICIPAL BONDS (continued)
FLORIDA (continued)
Central Florida Expressway Authority (continued)
Senior Lien, Revenue Bond, 5.000%, 7/1/2027	500,000	$623,125
Senior Lien, Revenue Bond, 5.000%, 7/1/2038	530,000	646,187
Florida State, Series B, G.O. Bond, 5.000%, 6/1/2024	930,000	1,067,017
JEA Electric System, Series A, Revenue Bond, 5.000%, 10/1/2028	1,000,000	1,253,230
Lee County, Water & Sewer, Series B, Revenue Bond, 5.000%, 10/1/2021	750,000	767,918
Orlando Utilities Commission, Series B, Revenue Bond, 5.000%, 10/1/2021	800,000	819,152
Port St. Lucie Utility System, Water Utility Impt., Revenue Bond, NATL, 5.250%, 9/1/2023	500,000	558,040
Tampa-Hillsborough County Expressway Authority
Highway Impt., Series A, Revenue Bond, BAM, 5.000%, 7/1/2028	1,000,000	1,275,410
Highway Impt., Series A, Revenue Bond, BAM, 5.000%, 7/1/2035	1,250,000	1,606,862
		9,188,666
ILLINOIS - 7.9%
Aurora, Waterworks & Sewerage
Series B, Revenue Bond, 3.000%, 12/1/2022	500,000	522,700
Series B, Revenue Bond, 3.000%, 12/1/2023	625,000	662,100
Illinois Municipal Electric Agency
Series A, Revenue Bond, 5.000%, 2/1/2025	2,000,000	2,311,280
Series A, Revenue Bond, 5.000%, 2/1/2026	730,000	865,167
Illinois State, Public Impt., Series A, G.O. Bond, 5.000%, 11/1/2024	1,800,000	2,043,828
Illinois State Toll Highway Authority
Highway Impt., Series B, Revenue Bond, 5.000%, 1/1/2038	1,050,000	1,258,278
Series B, Revenue Bond, 5.000%, 1/1/2031	1,500,000	1,940,325
		9,603,678
IOWA - 2.3%
Cedar Falls, Electric Utility, Revenue Bond, 5.000%, 12/1/2023	2,000,000	2,247,400
Johnston, Public Impt., Series A, G.O. Bond, 5.000%, 6/1/2023	520,000	573,123
		2,820,523
KENTUCKY - 1.3%
Kentucky Municipal Power Agency, Series A, Revenue Bond, NATL, 5.000%, 9/1/2024	1,355,000	1,544,266

Investment Portfolio - March 31, 2021

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

MUNICIPAL BONDS (continued)
LOUISIANA - 1.5%
New Orleans
Sewer Impt., Prerefunded Balance, Revenue Bond, 5.000%, 6/1/2021	600,000	$604,530
Sewer Impt., Revenue Bond, 5.000%, 6/1/2023	300,000	328,056
Sewer Impt., Series B, Revenue Bond, 5.000%, 6/1/2027	500,000	610,505
Shreveport, Water & Sewer, Series B, Revenue Bond, AGM, 3.000%, 12/1/2022	300,000	312,651
		1,855,742
MAINE - 1.1%
Maine Municipal Bond Bank, Various Purposes Impt., Series E, Revenue Bond, 4.000%, 11/1/2021	570,000	582,677
Maine Turnpike Authority, Highway Impt., Revenue Bond, 5.000%, 7/1/2033	550,000	712,145
		1,294,822
MARYLAND - 2.5%
Baltimore, Sewer Impt., Series A, Revenue Bond, 4.000%, 7/1/2044	2,000,000	2,327,380
Baltimore County, G.O. Bond, 5.000%, 3/1/2023	665,000	725,808
		3,053,188
MASSACHUSETTS - 0.4%
Massachusetts, Series B, G.O. Bond, 5.000%, 7/1/2024	410,000	471,676
MISSOURI - 2.1%
Kansas City, Sanitary Sewer System, Sewer Impt., Series A, Revenue Bond, 4.000%, 1/1/2025	750,000	844,725
Missouri Joint Municipal Electric Utility Commission, Prairie Street Project, Revenue Bond, 5.000%, 1/1/2027	1,410,000	1,732,199
		2,576,924
NEBRASKA - 0.7%
Omaha, Public Impt., Series A, G.O. Bond, 2.500%, 1/15/2023	760,000	791,555
NEW JERSEY - 2.9%
New Jersey Economic Development Authority
Revenue Bond, 5.000%, 6/15/2028	700,000	872,039
School Impt., Revenue Bond, 5.000%, 6/15/2029	750,000	945,960
New Jersey Transportation Trust Fund Authority, Transit Impt., Series AA, Revenue Bond, 5.000%, 6/15/2026	1,445,000	1,682,818
		3,500,817
NEW MEXICO - 1.1%
Albuquerque Bernalillo County Water Utility Authority, Water Utility Impt., Revenue Bond, 5.000%, 7/1/2022	1,250,000	1,325,000
	PRINCIPAL AMOUNT1/ SHARES	VALUE

MUNICIPAL BONDS (continued)
NEW YORK - 18.3%
Metropolitan Transportation Authority, Transit Impt., Green Bond, Series C-1, Revenue Bond, 4.750%, 11/15/2045	2,000,000	$2,349,100
New York City
Public Impt., Subseries D1, G.O. Bond, 4.000%, 12/1/2042	1,255,000	1,447,128
Public Impt., Subseries F-3, G.O. Bond, 5.000%, 12/1/2024	825,000	958,724
Series J, G.O. Bond, 5.000%, 8/1/2023.	950,000	1,052,876
New York City Transitional Finance Authority, Building Aid, Series S-4A, Revenue Bond, 5.000%, 7/15/2023	645,000	714,770
New York City Water & Sewer System, Series EE, Revenue Bond, 5.000%, 6/15/2040	3,500,000	4,281,340
New York State Dormitory Authority
Public Impt., Series C, Revenue Bond, 5.000%, 3/15/2023	2,000,000	2,186,600
School Impt., Series E, Revenue Bond, AGM, 5.000%, 10/1/2025	860,000	955,666
New York State Thruway Authority, Series B, Revenue Bond, 4.000%, 1/1/2038	2,390,000	2,749,265
New York State Urban Development Corp., Highway Impt., Series C, Revenue Bond, 5.000%, 3/15/2024	765,000	836,198
Port Authority of New York & New Jersey, Airport & Marina Impt., Consolidated Series 222, Revenue Bond, 5.000%, 7/15/2032	1,185,000	1,546,852
Triborough Bridge & Tunnel Authority, Series A, Revenue Bond, 5.000%, 11/15/2023	2,805,000	3,064,154
		22,142,673
NORTH CAROLINA - 1.9%
Charlotte, Series A, G.O. Bond, 5.000%, 8/1/2022	615,000	654,378
North Carolina Turnpike Authority, Highway Impt., Revenue Bond, 5.000%, 2/1/2024	1,500,000	1,688,940
		2,343,318
OHIO - 8.4%
American Municipal Power, Inc., Fremont Energy Center Project, Prerefunded Balance, Series B, Revenue Bond, 5.000%, 2/15/2023	1,895,000	1,975,064
Brecksville-Broadview Heights City School District, School Impt., Prerefunded Balance, G.O. Bond, 5.000%, 12/1/2048	1,000,000	1,127,340
Hamilton Wastewater System, Sewer Impt., Revenue Bond, BAM, 4.000%, 10/1/2041	1,235,000	1,400,008

Investment Portfolio - March 31, 2021

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

MUNICIPAL BONDS (continued)
OHIO (continued)
Mason
Recreational Facility Impt., Series A, G.O. Bond, 3.000%, 12/1/2023	595,000	$636,013
Recreational Facility Impt., Series B, G.O. Bond, 2.000%, 12/1/2023	680,000	708,009
Mentor, G.O. Bond, 5.000%, 12/1/2021	810,000	835,402
Middletown City School District, School Impt., Prerefunded Balance, G.O. Bond, 5.250%, 12/1/2040	1,000,000	1,084,810
Northeast Ohio Regional Sewer District, Sewer Impt., Revenue Bond, 4.000%, 11/15/2043	1,565,000	1,799,750
Toledo Water System, Water Utility Impt., Series A, Revenue Bond, 5.000%, 11/15/2022	610,000	628,062
		10,194,458
OREGON - 1.2%
Metro, Recreational Facility Impt., Series A, G.O. Bond, 5.000%, 6/1/2023	825,000	872,916
Oregon State, Public Impt., Series K, G.O. Bond, 5.000%, 8/1/2023	575,000	639,113
		1,512,029
PENNSYLVANIA - 7.4%
Montgomery County, Series C, G.O. Bond, 5.000%, 9/1/2024	1,155,000	1,334,048
Pennsylvania Turnpike Commission
Highway Impt., Series A, Revenue Bond, 5.000%, 12/1/2029	750,000	962,220
Highway Impt., Series A, Revenue Bond, 5.000%, 12/1/2030	850,000	1,104,193
Highway Impt., Series A-1, Revenue Bond, 5.000%, 12/1/2023	1,200,000	1,352,532
Series A-2, Revenue Bond, 5.000%, 6/1/2028	590,000	709,634
Philadelphia, Water & Wastewater, Water Utility Impt., Series A, Revenue Bond, 5.000%, 11/1/2040	2,450,000	3,159,201
Pittsburgh Water & Sewer Authority, Series B, Revenue Bond, AGM, 5.000%, 9/1/2032	300,000	391,035
		9,012,863
TENNESSEE - 1.3%
Knoxville Electric System Revenue
Series FF, Revenue Bond, 5.000%, 7/1/2023	800,000	847,608
Series FF, Revenue Bond, 5.000%, 7/1/2025	705,000	746,045
		1,593,653
TEXAS - 8.7%
Austin Electric Utility, Series A, Revenue Bond, 5.000%, 11/15/2022	500,000	539,090
Central Texas Turnpike System, Series C, Revenue Bond, 5.000%, 8/15/2027.	1,470,000	1,677,241
	PRINCIPAL AMOUNT1/ SHARES	VALUE

MUNICIPAL BONDS (continued)
TEXAS (continued)
Harris County, Senior Lien, Toll Road Impt., Series B, Revenue Bond, 5.000%, 8/15/2023	600,000	$668,244
North Texas Tollway Authority
Series A, Revenue Bond, 5.000%, 1/1/2026	500,000	561,435
Series A, Revenue Bond, 5.000%, 1/1/2027	2,000,000	2,393,460
Series B, Revenue Bond, 5.000%, 1/1/2029	925,000	1,182,742
San Antonio Electric & Gas
Junior Lien, Revenue Bond, 4.000%, 2/1/2038	1,000,000	1,175,980
Revenue Bond, 5.000%, 2/1/2025	1,000,000	1,063,860
Texas Municipal Gas Acquisition & Supply Corp. III
Revenue Bond, 5.000%, 12/15/2026	200,000	242,698
Revenue Bond, 5.000%, 12/15/2027	600,000	742,812
Revenue Bond, 5.000%, 12/15/2028	250,000	314,795
		10,562,357
TOTAL MUNICIPAL BONDS (Identified Cost $113,819,537)		116,673,928

U.S. GOVERNMENT AGENCIES - 0.9%

Other Agencies - 0.9%
Freddie Mac Multifamily ML Certificates
Series 2019-ML05, Class ACA, 3.35%, 11/25/2033	489,589	547,273
Series 2019-ML05, Class AUS, 3.40%, 1/25/2036	483,556	548,613
TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $987,984)		1,095,886
SHORT-TERM INVESTMENT - 1.6%
Dreyfus Government Cash Management, Institutional Shares, 0.03%[2]
(Identified Cost $1,985,130)	1,985,130	1,985,130

TOTAL INVESTMENTS - 98.7% (Identified Cost $116,792,651)		119,754,944
OTHER ASSETS, LESS LIABILITIES - 1.3%		1,569,425
NET ASSETS - 100.0%		$121,324,369

Investment Portfolio - March 31, 2021

(unaudited)

KEY:

G.O. Bond - General Obligation Bond

Impt. - Improvement

No. - Number

Scheduled principal and interest payments are guaranteed by:

AGM (Assurance Guaranty Municipal Corp.)

BAM (Build America Mutual Assurance Co.)

NATL (National Public Finance Guarantee Corp.)

The insurance does not guarantee the market value of the municipal bonds.

1Amount is stated in USD unless otherwise noted.

2Rate shown is the current yield as of March 31, 2021.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2021 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
Municipal Bonds	$116,673,928	$—	$116,673,928	$—
U.S. Treasury and other U.S. Government agencies	1,095,886	—	1,095,886	—
Short-Term Investment	1,985,130	1,985,130	—	—
Total assets	$119,754,944	$1,985,130	$117,769,814	$—

There were no Level 3 securities held by the Series as of December 31, 2020 or March 31, 2021.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

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